Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client/Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note Must State Final Status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
MELLO_INV4_749		425000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	TRID Post-Consummation Reason for Redisclosure Validation Test	X/X/XXXX
XX/XX/XXXX  - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested; XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_749		425000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/X/XXXX	XX/XX/XXXX - Condition for information purposes only - DD firm will order. Missing CU score. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_749		425000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXXX	Fraud Report Missing	X/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Fraud Report with no red flags. Condition cleared.; XX/XX/XXXX - Fraud report Present.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_750		164000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	X/XX/XXXX
XX/XX/XXXX  - For existing Social Security income: Document type, source, payment frequency, pre-determined payment amount and current receipt with one or more of the following, as needed: benefit verification letter, award letter, XXXX, bank statement(s) or equivalent. Age of documents must be met for evidence of current receipt. For Social Security retirement and long-term disability benefits, obtaining benefit verification letter or documentation of current receipt is sufficient;;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_751		480000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/X/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided CDA within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_752		541000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	X/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared XXXX XXXX county in a disaster area (wildfires) onXX/XX/XXXX, incident occurred on X/X/XXXX.   The appraisal in file is dated X/X/XXXX and shows no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_752		541000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	X/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_752		541000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_752		541000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	X/XX/XXXX	XX/XX/XXXX - DTI exceeds XX% and missing liability information.;		XX/XX/XXXX	XX/XX/XXXX - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_752		541000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Income Verification does not match Approval	X/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. Signed personal and business tax returns were not provided. ;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - The borrower income verification does match approval
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_753		294000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	X/XX/XXXX
XX/XX/XXXX  - FEMA declared XXXXX XXXXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_753		294000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	DTI Exceeds AUS Maximum Allowable	X/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_753		294000	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	X/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence primary residence XXXXXXXXXX XXXXX and XXXX X XXXXX XXXX are owned free and clear was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - CLeared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide property detail report evedincing XXXX XXXX XXXX is free & clear, Condition remains.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_754		725000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Third Party Valuation Product not Provided.	X/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_754		725000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/X/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_754		725000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Signed XXXXt is missing	X/XX/XXXX	XX/XX/XXXX - Borrower X missing signed XXXXt. Any borrower whose income is used to qualify is required to sign IRS Form XXXX no later than the note date.;		XX/XX/XXXX	XX/XX/XXXX - Signed XXXXt proviided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_755		207500	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	X/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. File is missing evidence of PITI for the borrower's primary and investment properties listed on the final XXXX. And evidence they are owned free and clear.   Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_756		537000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	X/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only - Pending Valuation Review.; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_756		537000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only - Pending Valuation Review.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_756		537000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	X/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: XXXXX XXXX Savings acct ending in XXXX only has XXXX XXXXX on the account and there is no LOX verifying that Dara has access to the funds. ;		XX/XX/XXXX	XX/XX/XXXX - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_757		403125	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	X/XX/XXXX	XX/XX/XXXX - A verbal verification of employment within XX days of the Note date was not provided to for borrower's employment .;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOE. Condition cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_758		181000	XXXXXX	XX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXXX	Informational Only - Property Inspection Waiver used at origination.	X/XX/XXXX
XX/XX/XXXX  - Change severity of 'Informational Only - Property Inspection Waiver used at origination.' from Non-Material to Material.; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product;
																						XX/XX/XXXX	XX/XX/XXXX - Informational Only.; XX/XX/XXXX - Change severity of 'Informational Only - Property Inspection Waiver used at origination.' from Material to Non-Material.	Waiver	Client
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_758		181000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided . Condition for information purposes only- pending valuation reveiw; XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.; XX/XX/XXXX  - Third Party Valuation Product Provided;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_759		244000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	X/XX/XXXX
XX/XX/XXXX  - FEMA declared XXXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ; XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.

XXXX (FM-XXXX-XX)

Incident Period: XXX XX, XXXX and continuing

Fire Management Assistance Declaration declared on XXXX XX, XXXX

XXXX WILDFIRES (DR-XXXX-XX)

Incident Period: XXXX XX, XXXX and continuing

Major Disaster Declaration declared on XXXX XX, XXXX

XXXX XXXX (FM-XXXX-XX)

Incident Period: XXXX XX, XXXX and continuing

Fire Management Assistance Declaration declared on XXXX XX, XXXX

XXXX XXXX FIRE (FM-XXXX-XX)

Incident Period: XXXX XX, XXXX and continuing

Fire Management Assistance Declaration declared on XXXX XX, XXXX

XXXX RIVER FIRE (FM-XXXX-XX)

Incident Period: XXXX X, XXXX and continuing

Fire Management Assistance Declaration declared on XXXX X, XXXX

XXXX DIXIE FIRE (FM-XXXX-XX)

Incident Period: XXXX XX, XXXX and continuing

Fire Management Assistance Declaration declared on XXXX XX, XXXX

XXXX LAVA FIRE (FM-XXXX-XX)

Incident Period: June XX, XXXX and continuing

Fire Management Assistance Declaration declared on June XX, XXXX ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_759		244000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	DTI Exceeds AUS Maximum Allowable	X/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX.  Audit included the PITI for the REO property XXXX X XXXXX XXXX in the loan qualification. It does not appear the lender included the payment. ;
																						XX/XX/XXXX
XX/XX/XXXX  - Updated AUS received - approved at XX% - condition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_760		243100	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXXX	Notice of Special Flood Hazards is Missing	X/XX/XXXX	XX/XX/XXXX - The notice of special flood hazards is Missing-only illegible copy in file on page XXX.;		XX/XX/XXXX	XX/XX/XXXX - The notice of special flood hazards is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	X/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Initial Closing Disclosure Delivery Date Test	X/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	TRID "Section H. Other" Validation Test	X/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section H. Other" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker, but this fee or fees should not be retained by the lender or broker. Except for charges for optional credit insurance provided by the creditor, this fee or fees should not be retained by the lender."Section H. Other" should contain an itemization of any other amounts in connection with the transaction that the consumer is likely to pay or has contracted with a person other than the creditor or loan originator to pay at closing and of which the creditor is aware at the time of issuing the Loan Estimate.Per the Official Interpretations to Regulation Z: The items listed under the heading of "Other Costs" pursuant to §XXXX.XX(g) include services that are ancillary to the creditor's decision to evaluate the collateral and the consumer for the loan. The amounts disclosed for these items are: Established by government action; determined by standard calculations applied to ongoing fixed costs; or based on an obligation incurred by the consumer independently of any requirement imposed by the creditor. Except for prepaid interest under §XXXX.XX(g)(X)(iii), or charges for optional credit insurance provided by the creditor, the creditor does not retain any of the amounts or portions of the amounts disclosed as other costs.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section H. Other" Validation Test' is no longer tested
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Consummation or Reimbursement Date Validation Test	X/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Charges That Cannot Increase Test	X/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Charges That In Total Cannot Increase More Than XX% Test	X/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X.XX) do not exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Reimbursement Amount Test	X/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_761		273224	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Initial Loan Estimate Delivery Date Finding (prior to consummation)	X/XX/XXXX
XX/XX/XXXX  - Initial loan estimate delivery date finding (prior to consummation): ( XX CFR §XXXX.XX(e)(X)(iii)(B) )The initial loan estimate delivery date is less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.;
																						XX/XX/XXXX
XX/XX/XXXX  - Initial loan estimate delivery date finding (prior to consummation). ( XX CFR §XXXX.XX(e)(X)(iii)(B) )The initial loan estimate delivery date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_762		236250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	X/X/XXXX
XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - FEMA declared XXXX county in a disaster area (severe winter storm) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_762		236250	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	X/X/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing evidence of PITI for the property located at XXXX XXXXXXX XXXXX. Additional conditions may apply. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided LOE and XXXX for purchase of XXXX XXXXXX XXX.  Property has not closed yet and lender was being conservative by adding estimated PITIA into calculations.  Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_763		201675	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	X/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared the entire state of XX in a disaster area on X/XX/XX (Severe Winter Storms) with a release date of X/XX/XX.  The appraisal in file dated X/XX/XX was subject to completion and the XXXXD dated X/XX/XX confirmed complete and no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

MELLO_INV4_763		201675	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	X/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

MELLO_INV4_763		201675	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

MELLO_INV4_764		360000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	X/X/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXXXX XXXX in a disaster area (Wildfires) on X/XX/XX and continuing, no release date in file.  Appraisal in file dated X/X/XX was prior to incident period and loan closed on X/XX/XX.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided map verifying property not in a disaster area. Condition cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_764		360000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	X/X/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Lender provided map verifying property not in a disaster area. Condition cleared.; XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_765		313600	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	X/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_765		313600	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Federal Undiscounted Rate Validation Test	XX/X/XXXX
XX/XX/XXXX  - This loan failed the federal undiscounted rate validation test.The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate.  The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Federal Undiscounted Rate Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_765		313600	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	8/31/2021
08/31/2021  - Property is located in a FEMA disaster area.  FEMA declared XXXX in a disaster area on 7/4/21 (Tropical Storm XXXX) with a release date of 7/8/21.  Appraisl in file dated 5/10/21 was prior to disaster, however, loan closed 7/13/21 after disaster and no post disaster inspection in file.;
																						XX/XX/XXXX	XX/XX/XXXX - PCI received - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has 21.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 20.00 years ; Borrower has stable job time - Borrower has 21.00 years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 27314.76 are greater than the Guideline Minimum of 12550.74.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

MELLO_INV4_765		313600	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_765		313600	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;		XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - The exception 'Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_766		596665	$XXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial; XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. Undisclosed property not on file XXXX: Loan # XXXXXXXXX address XXXX XXXX XXXXX. Undisclosed proeprty at XXXX XXXX XXXXX (Mtg stmt pg XXX and credit report pg XXX));
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_766		596665	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_767		791000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_767		791000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - x
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_767		791000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Third Party Desk Review variance to appraised value exceeds XX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided CDA within tolerance. Condition cleared.; XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_767		791000	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided CDA within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_768		206250	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold. Missing evidence of possible bona-fide discount points. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of PAR rate and bona fide discount points. Condition cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_769		196500	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_769		196500	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_769		196500	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Third party verification of employment within XXX days prior to the note date was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOB. Condition cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_769		196500	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOB. Condition cleared.; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_769		196500	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;		XX/XX/XXXX	XX/XX/XXXX - cleared
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_770		205875	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Par rate. Condition cleared.; XX/XX/XXXX - The exception 'Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_770		205875	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending due to points and fees exceeding the max threshold.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Par rate. Condition cleared.; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_771		461000	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_771		461000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. only one month bank statement is available ;		XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_771		461000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: MIssing second months statement for assets, only received X months statement. ;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Asset Documents are Incomplete' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_772		167900	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXXX county in a disaster area (severd ice strom) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

MELLO_INV4_772		167900	$XXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Present; XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Final XXXX. Condition cleared.; XX/XX/XXXX - Final loan application is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

MELLO_INV4_772		167900	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

MELLO_INV4_773		154425	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_773		154425	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_773		154425	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_773		154425	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing verbal verificationon of employment within XX days of the Note;		XX/XX/XXXX	XX/XX/XXXX - Lender provided the VVOE within XX days of the note. Condition cleared.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_773		154425	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. AUS required a XX day pre-closing verification for each source of employment. This was not in the file.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided the VVOE within XX days of the note. Condition cleared.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_774		680000	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_774		680000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	CoBorrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The coborrower income verification does not match approval. Missing all income documentation for both borrowers. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Income. Condition cleared.; XX/XX/XXXX - The coborrower income verification does match approval
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_774		680000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of X.XX (Total Income of X.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_774		680000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. Missing all income documentation for both borrowers. ;		XX/XX/XXXX
XX/XX/XXXX  - Received - cleared; XX/XX/XXXX  - The borrower income verification does match approval; XX/XX/XXXX  - Conditon remains for missing evidence of the New PITI payments for REO at XXXX  XXXX and XXXX XXXX.  The older mortgare staements prior to new financing does not suffice.  We have cleared hte missing hazard for REO at XXXX. ; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Final CD's (signed and dated or stanped true and certified by title company) for the refinances of XXXX XXXX way and XXXX XXXXe;
AND Provide Insurance documentation for XXXX E XXXX. Condition remains.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_775		200000	$XXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXXX	TRID Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change severity of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change status of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change severity of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_775		200000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Third Party Second Field Review variance to appraised value exceeds XX%	XX/XX/XXXX	XX/XX/XXXX - Third party Second Field Review variance of -XXX.XX exceeds XX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_775		200000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  -
Incident Period:XXXXXX, XXXX

Major Disaster Declaration declared on XXXX XX, XXXX ; XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  XXXX SEVERE STORM AND FLOODING (XXXX)

Incident Period:XXXXXX, XXXX

Major Disaster Declaration declared on XXXX XX, XXXX ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_775		200000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX. Condition cleared.; XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_776		168750	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within XX% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_776		168750	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Is Completion Certificate in file is No	XX/XX/XXXX	XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;		XX/XX/XXXX	XX/XX/XXXX - LOX from Lender received - condition cleared.; XX/XX/XXXX - The Completion Certificate is Yes
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_777		825000	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_777		825000	$XXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_777		825000	$XXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Missing proof of PITI payment for XXX-XXX XX, listed on XXXX.  Please provide evidence that property is owned free and clear AND proof of HOI and a lease agreement, or provide evidence of full PITI (proof of property tax is in the file) and lease agreement, to confirm final rental figure. This property is not included in Borrowers Schedule E from XXXX tax returns
;
																						XX/XX/XXXX
XX/XX/XXXX  - Lender provided verification that property XXXX-XXXX XXXX and XXX-XXX XXth XXXX are the same property with X sides located on X different streets.  Lender was conservative by adding separate insurance and taxes for XXX-XXX XXth XXXX into the calculations.  Audit confirmed property is a multi unit property with side units located on XX XXXX  Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_777		825000	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided cost estimator. COndition cleared.; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_778		822375	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_778		822375	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_778		822375	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Coverage is Not Sufficient	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXXX.XX is not sufficient. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is XXXXXX.XX, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXXXXX.XX.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_778		822375	$XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_779		310614	$XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; XX/XX/XXXX - X Unit property.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_779		310614	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.; XX/XX/XXXX - Condition is for information purposes only – XX firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_780		506250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XXXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - Title policy is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_780		506250	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XXXXX	XX/XX/XXXX - Origination appraisal is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Present.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_780		506250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Is Completion Certificate in file is No	XXXXX	XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;		XX/XX/XXXX	XX/XX/XXXX - The Completion Certificate is ___
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_781		161250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	XXXXX	XX/XX/XXXX - A verification of employment dated within XX days of the note date was not provided for the borrower. ;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_782		155925	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	XXXXX	XX/XX/XXXX - A verification of employment dated within XX days of the note date was not provided for the borrower. ;		XX/XX/XXXX	XX/XX/XXXX - Received - condition cleared; XX/XX/XXXX - x
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV4_783		507499	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a XXXX XXXX XXXX	XXXXX	XX/XX/XXXX - Property is located in a XXXX XXXX XXXX with no post disaster inpection. XXXX XXXX XXXX XXXX for XXXX, XXXX and XXXX XXXX wild fires with a start date of XX/X/XXXX and no end date.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_783		507499	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXXX	Property located in XXXX XXXX XXXX XXXX with no subsequent Property Inspection	XXXXX	XX/XX/XXXX - Property located in XXXX XXXX XXXX XXXX with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX. Condition cleared.; XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_784		225000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. XXX XXXX Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_784		225000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Three Employment Verification Level is Missing	XXXXX	XX/XX/XXXX - The borrower three employment verification level is Missing. Verification of employment for XXXX XXXX was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Received - Cleared; XX/XX/XXXX  - The borrower three employment verification level is Level X - Verified-direct independent verif w/Xrd party; XX/XX/XXXX  - Lender provided the XXXX's. Per documentation in the file, borrower X is self employed. ( XXXX XXXX XXXX XXXX).  Condition maintained.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_785		215250	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX
XX/XX/XXXX  - Third Party Valuation Product Provided; XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.; XX/XX/XXXX  - This condition is for information purposes only. Valuation report will be completed. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_786		416500	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a XXXX XXXX XXXX	XXXXX
XX/XX/XXXX  - Property is located in a XXXX XXXX XXXX with no post disaster inpection. XXXX declared XXX XXXX county in a disaster area (XXXX) on XXXXXXXXX, with no release date provided by XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_786		416500	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XXXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial.  Missing evidence rental income provided by the borrower's letter.  This income is not supported by XXXX Personal Tax returns schedule E.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided updated AUS and XXXX. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_787		570000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Effective Date is after the Note Date	XXXXX	XX/XX/XXXX - The hazard insurance effective date of X/X/XXXX is after the note date of X/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Evidence provided effective change - condition cleared
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_788		735000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XXXXX
XX/XX/XXXX  - XXXX reflects the proceeds of $XXX,XXX.XX from the sale of a property. Need proof of funds from the sale.; XX/XX/XXXX  - The liquid reserves of -XXXXXX.XX are less than the minimum required per AUS of XXXXX.XX.;
																						XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXXXX.XX are greater than or equal to the AUS minimum required of XXXXX.XX.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_788		735000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Insufficient cash to close.	XXXXX	XX/XX/XXXX - Cash to close in the amount of XXXXXX.XX is greater than the available asset amount of XXXXXX.XX.;		XX/XX/XXXX	XX/XX/XXXX - Sufficient cash to close is documented.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_788		735000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XXXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need to verify sufficient funds to close and reserves;		XX/XX/XXXX	XX/XX/XXXX - na			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_789		340500	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Coverage is Not Sufficient.	XXXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided reconstruction cost estimator. Condition cleared.; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_789		340500	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	Evidence of Rate Lock Not Provided	XXXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_789		340500	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XXXXX	XX/XX/XXXX - Origination appraisal is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Present.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_790		435000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a XXXX XXXX XXXX	XXXXX
XX/XX/XXXX  - XXXX declared XXXX county in a disaster area (XXXX XXX XXXX) on XX/XX/XXXX with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_790		435000	XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - AVM is misisng from file. Conditioin is for informational purposes only. Pending Valuation Revieew.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided CDA within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_791		384000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XXXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. XXX XXXX Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_791		384000	XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. XXX XXXX Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_791		384000	XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXXX	Hazard Insurance Coverage is Not Sufficient.	XXXXX	XX/XX/XXXX - Hazard insuance coverage reflects XXXXXX, the loan amount is $XXXXXX. The declaration page does not reflect the replacment cost. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided reconstruction cost estimator. Condition cleared.; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_792		401250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Consummation or Reimbursement Date Validation Test	XXXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_792		401250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Charges That Cannot Increase Test	XXXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_792		401250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Charges That In Total Cannot Increase More Than XX% Test	XXXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_792		401250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Reimbursement Amount Test	XXXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_792		401250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-XXXXX	Lender Credits That Cannot Decrease Test	XXXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_792		401250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Property is located in a XXXX XXXX XXXX	XXXXX
XX/XX/XXXX  - XXXX declared XXXX county in a XXXX XXX (XXXX) on XX/XX/XXXX with no release date.  The Appraisal in file is dated XX/XX/XXXX which is prior to the XXXX incident date. A Post XXXX inspection is required. ;
																						XX/XX/XXXX	XX/XX/XXXX - XXX provided - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_793		161250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XXXXX	XX/XX/XXXX - Hazard insurance indicator is Partial. Policy effective date is X/XX/XXXX, and the Note date is X/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_793		161250	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XXXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_793		161250	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_793		161250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Effective Date is after the Note Date	XXXXX	XX/XX/XXXX - The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Hazard insurance with effective date of XX/XX/XXXX. Condition cleared.; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_794		476250	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XXXXX	XX/XX/XXXX - Condition is for information purposes only-DD firm will order; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_794		476250	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_794		476250	XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XXXXX	XX/XX/XXXX - Please provide evidence of full PITI in XX dollars, and VOM's, for properties listed outside the XXX. XX XXXX XXXX, XXXX, XXX XXX XXXX XXXX XXX XXXX XXXX, XXXX, XXXX XXXX XXXX;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided  evidence of full PITI in XX dollars, and VOM's, for properties listed outside the XXX.;
XX XXXX XXX, XXXX, XXX XXX XXXX XXXX;
XXX XXXX XXXX, XXXX, XXXX XXXX XXXX. Condition cleared.

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV4_795		224250	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Hazard Insurance Coverage is Not Sufficient.	XXXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_796		1029000	XXXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV4_796		1029000	XXXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Borrower Employment Verification does not meet guidelines	XXXXX
XX/XX/XXXX  -  File is missing VVOE's for borrower's self employed businesses. Per DU; Perform and document a verbal verification of employment for each borrower. For all borrowers who are not Self-Employed no more than XX business days prior to the note date, or Self-Employed within XXX calendar days prior to the note date. Direct verification by a third party employment verification vendor is acceptable if completed within the same timeframes, and the information is not more than XX days old (XXX days old if self employed) as of the note date. If the borrower is in the XXXX, obtain either a XXXX Leave and Earnings Statement within XX calendar days prior to the note date or a verification of employment through the XXXX XXXX XXXX XXXX (XXXXXXXXXXXXXXXX). Lenders also have the option of obtaining the verbal verification of employment after the note date (and prior to delivery of the loan to XXXX XXX), but when using this option must ensure compliance with the Selling Guide. Additional Conditions may apply.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Schedule C Income - passive income - not used for qualifying - condition cleared			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV4_796		1029000	XXXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XXXXX
XX/XX/XXXX  - The liquid reserves of XXXXXX.XX are less than the minimum required per AUS of XXXXXX.XX.; XX/XX/XXXX  - The liquid reserves of -XXXX.XX are less than the minimum required per AUS of XXXXXX.XX.; XX/XX/XXXX  - The liquid reserves of XXXXXX.XX are greater than or equal to the AUS minimum required of XXXXXX.XX.;
																						XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXXXX.XX are greater than or equal to the AUS minimum required of XXXXXX.XX.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV4_797		510000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XXXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_797		510000	XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXXX	Third Party Valuation Product not Provided	XXXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_797		510000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXXX	DTI Exceeds AUS Maximum Allowable	XXXXX	XX/XX/XXXX - The back-end DTI of XX.XX exceeds the maximum allowable per AUS of XX.XX. Appears Lender did not include Borrower's primary residence PITI.;		XX/XX/XXXX
XX/XX/XXXX  - Updated AUS submitted - condition cleared; XX/XX/XXXX  - The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - Finding remains, we have not received evidenc of extra income or updated AUS. ; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; XX/XX/XXXX  - Lender provided AUS, XXXX and XXXX.  The XXXX reflects DTI of XX.XXX%; however, the AUS reflects approved DTI of XX%.  Audit DTI of XX.XX% exceeds AUS approved DTI of XX%.  Condition retained.; XX/XX/XXXX  - The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_797		510000	XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXXX	ATR/QM Status is Pending	XXXXX	XX/XX/XXXX - ATR/QM Status is pending due to DTI exceeds X% of what was approved by the AUS.;		XX/XX/XXXX
XX/XX/XXXX  - Updated AUS received - condition cleared; XX/XX/XXXX  - x; XX/XX/XXXX  - Lender provided AUS, XXXX and XXXX.  The XXXX reflects DTI of XX.XXX%; however, the AUS reflects approved DTI of XX%.  Audit DTI of XX.XX% exceeds AUS approved DTI of XX%.  Condition retained.
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV4_798		348750	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_798		348750	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXXX  years on job ; Borrower has more than X years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_798		348750	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Note Document Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Received - condition cleared; XX/XX/XXXX - Note document indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_798		348750	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXXX county in a disaster area (hurricane) on XX/XX/XXXX with a release date of XX/XX/XXXX  The appraisal in file is dated XX/XX/XXXX and shows no damage.  However the appraisal date is prior to the FEMA release date.   A Post Disaster Inspection is required.
;
																						XX/XX/XXXX	XX/XX/XXXX - PCI submitted - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower  X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX .

MELLO_INV4_799		683000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; XX/XX/XXXX - Condition is for information purposes only-DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_799		683000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXXX is not sufficent. The subject loan amount is XXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_799		683000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X  has significant job time - Borrower has XXX  years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXYears - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_799		683000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Missing full PITI(A) documentation  for XXXX,  XXXX and XXXX.
Missing supporting documentation for rental income used by lender for XXXX,  XXXX.
; XX/XX/XXXX  -
Missing full PITI(A) documentation  for XXXX and XXXX  and XXXXX.
Missing supporting documentation for rental income used by lender for XXXX,  XXXXX.
Please provide full an explanation for the loan listed on credit for $XXXX with a payment of $XXX at Uncles Credit Union, if loan has not been refinanced for one of the rental properties, it needs to added to borrowers liabilities;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX Xyears on job ; Borrower has more than XX years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_799		683000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval.  Missing a signed copy of Most recent federal income tax returns with a schedule E that was used to calculate rental income for XXXXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Docuemntation provided - condition cleared; XX/XX/XXXX - The borrower income verification does match approval; XX/XX/XXXX - Condition remians as the signed tax returns are still missing.
Borrower XX has significant job time - Borrower has XXXyears on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_800		420000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.X.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_800		420000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; X		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXyears ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_800		420000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_800		420000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial. The Lender marked the 1008 as a limitied cash out transaction, but the Final CD reflects a payoff of two consumer debts, making this a cash out transaction.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided updated AUS and 1008. Condition cleared.
Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_800		420000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. DU and1008 reflect a limited cash out designation, but Final CD reflects consumer credit cards paid through closing. This should be a cash out transaction.;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_801		582000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXXX county in a disaster area (wildfires) on XX/XX/XXXX with a release date of XX/XX/XXXX  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_801		582000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_801		582000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_801		582000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: Missing Wells Fargo statement for XXXXX. ;		XX/XX/XXXX	XX/XX/XXXX - Dcouments received - condition cleared.
Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX

MELLO_INV4_801		582000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. No evidence for for $XXXX income used by the lender. ;		XX/XX/XXXX	XX/XX/XXXX - Updated approval received - condition cleared; XX/XX/XXXX - The borrower income verification does match approval
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX  are greater than the Guideline Minimum of XXXX.

MELLO_INV4_802		515000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Documentation in file - condition cleared.; XX/XX/XXXX - x
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_803		423500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXXX.

MELLO_INV4_803		423500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_804		270000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.X.;		XX/XX/XXXX
XX/XX/XXXX  - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Acknowledged by Client.

Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_804		270000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within 10% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_804		270000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXXX County in a disaster area (Wildfires) on XX/XX/XXXX and continuing, no release date.  Appraisal in file dated XX/XX/XXXX was prior to disaster.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_804		270000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX Condition cleared.; XX/XX/XXXX - Post Disaster Inspection provided
Borrower has more than X years at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_805		235000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. Missing signed copy of tax returns with schedule E that was used to calculate borrower's rental income. ;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_805		235000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - na; XX/XX/XXXX  - Post disaster inspection confirms no property damage
																								Waiver	Client
Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds  XX Years

MELLO_INV4_805		235000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXXX is not sufficent. The subject loan amount is XXXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_805		235000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXX are less than the minimum required per AUS of XXXXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided asset documentation. Condition cleared.; XX/XX/XXXX - The liquid reserves of XXXXX are greater than or equal to the AUS minimum required of XXXX.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_805		235000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided asset documentation. Condition cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_806		150000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.X.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_806		150000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-DD firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX  years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_806		150000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Please provide ownership documentation, for Citi savings account number ending in XXXX. Computer generated statement in file does show the ownership of the account.;		XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - The exception 'Asset Documents are Incomplete' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XX  Years

MELLO_INV4_806		150000	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - Please provide full appraisal;		XX/XX/XXXX	XX/XX/XXXX - Received - condition cleared; XX/XX/XXXX - Origination appraisal is Present.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than  XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_807		367500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of X.X (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXXX) is not greater than the maximum allowable per AUS of X.X The back-end DTI of X.X (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXXX) is not greater than the maximum allowable per AUS of X.X; XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXXX) is not greater than the maximum allowable per AUS of X.X; XX/XX/XXXX  - The back-end DTI of X.X (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXXX) exceeds the maximum allowable per AUS of X.X; XX/XX/XXXX  - The back-end DTI of X.X (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXXX) exceeds the maximum allowable per AUS of X.X;XX/XX/XXXX  - The back-end DTI of X.X (Total Income of XXXX, Orig PITI of XXXXX, Monthly debt of XXXX) exceeds the maximum allowable per AUS of X.X;
																						XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XX.XX (Total Income of XXXX, Orig PITI of XXXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of XX.XX
Borrower X  has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_807		367500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXXX county in a disaster area (severe ice storm) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI dated XX/XX/XXXX Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_807		367500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_808		225000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.X.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_808		225000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_808		225000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes - DD Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_809		172500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property located in the follwoing Fema Diaster areas  FEMA XXX Hurricane XXXX incident date XX/XX/XXXX-XX/XX/XXXX, Declaration XX/XX/XXXX. Fema XXX XX Servere Winter Strom & Fema XXXX Incident date XX/XX/XXXX-XX/XX/XXXX Declaration date XX/XX/XXXX. Appraisal completed on XX/XX/XXXX. No damages reflected on the appraisal. Condition is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XX years at current residence - Borrower at current residence XXX  years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX  are greater than the Guideline Minimum of XXXX.

MELLO_INV4_809		172500	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Flood Certificate is Missing	XX/XX/XXXX	XX/XX/XXXX - The flood cert in the file is not eligible. need new document. ;		XX/XX/XXXX	XX/XX/XXXX - Received - condition cleared; XX/XX/XXXX - The flood certification is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_810		267500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Loan file is missing 3rd party verification of self-employment.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_810		267500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending due to missing Third Party Verification of Self Employment.;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XX  years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_811		211500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXX years at job.
MELLO_INV4_811		211500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Missing. Appraisal in file is for a different property. ;		XX/XX/XXXX	XX/XX/XXXX - Docuementation received - condition cleared; XX/XX/XXXX - Origination appraisal is Present.; XX/XX/XXXX - Finding remians as we are still missing correct appraisal.			Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV4_811		211500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - Missing the cash flow analysis for the subject property and documentation reflecting monthly rent (Lease agreement or 1007)., Missing evidence of Taxes & Insurance for XXXXX; XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;
																						XX/XX/XXXX	XX/XX/XXXX - x			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV4_812		313500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within 10% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_812		313500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Missing XXX of required XXX mo history for primary residence at XXXX.There is only a XXX mo rating on the credit report with no prior reporting for this property.(Brw in property XXX yrs).Please provide full PITIA documentation for the following rentals: XXXX,  XXXX, XXXX.Please provide documentation/explanation for the XXX debts listed on the final 1003, that are not on credit, to determine if these need to be added to borrowers liabilities:First lending-$XXX,Loan Depot-$XXX,Loan Depot-$XXX.

;
																						XX/XX/XXXX
XX/XX/XXXX  - Docuementation provided - condition cleared; XX/XX/XXXX  - Lender provided an LOE. XXXX was bought in XX/XX/XXXX and then that makes the first payment not due until XXXX , we wouldn't even have a XX month history. Lender provided screen shots of the front page of XXXX for these three properties and as to why they were not on credit as they were just recently closed on. Please provide the signed final CD’s for these properties.  Condition maintained. ; XX/XX/XXXX  - Borrower liabilities verified indicator is Present

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_813		487500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXXX county in a disaster area (severe winter storms) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_813		487500	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial. The AUS provided in the loan file is Approve/Ineligible due to a DTI of X.X%. This is not a valid AUS.;		XX/XX/XXXX	XX/XX/XXXX - The AUS is received.
Borrower X  has significant job time - Borrower has XXXyears on job ; Borrower has more than XXXyears at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXXYears

MELLO_INV4_813		487500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - na
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_813		487500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of X.X; XX/XX/XXXX  - The back-end DTI of X.X (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXXX) exceeds the maximum allowable per AUS of X.X;XX/XX/XXXX  - The back-end DTI of X.X (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of X.X; XX/XX/XXXX - The back-end DTI of X.X (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of X.X;
																						XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt ofXXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

BorrowerXXX has significant job time - Borrower has XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV4_814		337500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXX  - Property is located in a FEMA disaster area. FEMA declared XXXX county in a disaster area (severe winter storms) on XX/XX/XXXX with a release date of XX/XX/XXXX The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XX has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_814		337500	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Title policy is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_815		267750	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.X.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Acknowledged by Client.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_815		267750	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.; XX/XX/XXXX - Condition is for informational purposes only, pending valuation review;		XX/XX/XXXX	XX/XX/XXX - CCA provided, variance within X.X%. Value supported. Condition cleared. ; ; ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_815		267750	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXX  - Hazard insurance coverage of XXXXX is not sufficent. The subject loan amount is XXXXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_815		267750	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Final loan application is Present
Borrower has more than X years at current residence - Borrower at current residence XX  years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_816		351000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXX - Evidence of Rate Lock Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX   years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_816		351000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	XX/XX/XXXX	XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.;		XX/XX/XXXX
XX/XX/XXXX  - The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Missing Cash Out Letter verifying if business or personal use. Personal use is assumed. Please provide ALL LE/CD's. Condition remains.

Borrower XX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_816		351000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	XX/XX/XXXX	XX/XX/XXXX - MIssing copy of hte INitial CD and any CD there may have been prior to the final CD. ;		XX/XX/XXXX
XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure. The file contains at least one copy of a Closing Disclosure.  ; XX/XX/XXX  - Audit reviewed Lenders response, however; Missing Cash Out Letter verifying if business or personal use. Personal use is assumed. Please provide ALL LE/CD's. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_816		351000	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at XX/XX/XXXX		XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_816		351000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Initial Closing Disclosure Date and Funding Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided all LE's and Cd's. Condition cleared.; XX/XX/XXXX - This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested
Borrower  X  has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_817		344000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_817		344000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; X.X. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_817		344000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Two years verification of income for borrower's 2nd job was not provided as the borrower is employed on 2nd job less than X years. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of income for borrower's 2nd job. Condition cleared.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV4_817		344000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of income for borrower's 2nd job. Condition cleared.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_818		195000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXXX county in a disaster area (severe ice storm) on XX/XX/XXXX with a release date of XX/XX/XXXX  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ; XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection: FEMA declared county of XXXX a disastere are on XX/XX/XXXX (Taxes Severe Winter Storm). The appraisal in file dated XX/XX/XXX and shows no damages. Excaption is fr informational purpose.; XX/XX/XXXX  - Post disaster inspection confirms no property damage;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower hasXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_818		195000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing evidence of PITI for XXXXXX that closed simultaneously with the subject loan. ;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_819		489350	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared disaster area for flooding/severe storms with a start date of XX/XX/XXXX and an end date of XX/XX/XXXX No damage reported. For informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_819		489350	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within X.X% tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_819		489350	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Partial. The effective date is XX/XX/XXXX and the Note date is XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - CA - Insurance effective at disbursement - condition cleared.; XX/XX/XXXX - Hazard insurance indicator is Present
BorrowerX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_820		297000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  -
FEMA declared XXXX county in a disaster area (Severe Ice Storm) on XX/XX/XXXX with a release date of XX/XX/XXXX\  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_820		297000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of -XXX are less than the minimum required per AUS of XXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided assets. Condition cleared.; XX/XX/XXXX - The liquid reserves ofXXX are greater than or equal to the AUS minimum required of XXX.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_820		297000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Insufficient cash to close.	XX/XX/XXXX	XX/XX/XXXX - Cash to close in the amount of XXX is greater than the available asset amount of XXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided assets. Condition cleared.; XX/XX/XXXX - Sufficient cash to close is documented.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_820		297000	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application showing subject loan information is Missing.;		XX/XX/XXXX	XX/XX/XXXX - 1003 Received - Condition cleared.; XX/XX/XXX - Final loan application is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_821		452250	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XX.XX;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_821		452250	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided, variance within X.X%. Value supported. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_821		452250	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX		XX/XX/XXXX	XX/XX/XXXX - XX - Policy effective at disbursement - condition cleared; XX/XX/XXXX - x
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_822		525000	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX
XX/XX/XXXX  - n/a . Purchase transaction. ; XX/XX/XXXX  - Change severity of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Active to Acknowledged by Client.; XX/XX/XXXX  - The P&I payment on the Note is $XXX, the P&I psyment on the final CD is $XXX; XX/XX/XXXX  - Original PI Payment on Note matches Final CD
From Hard Coded form in template:
'Closing Disclosure' at XX/XX/XXXX
																						XX/XX/XXXX	XX/XX/XXXX - n/a . Purchase transaction. ;XX/XX/XXXX - Change severity of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_822		525000	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'The file does not contain any copies of the Loan Estimate(s).  Unable to test for TRID tolerance.' from Active to Acknowledged by Client.; XX/XX/XXXX  - n/a. Purchase transaction. ; XX/XX/XXXX  - There are no LE's in the loan file; XX/XX/XXXX  - The file does not contain any copies of the Loan Estimate(s).  Unable to test for TRID tolerance.;
																						XX/XX/XXXX	XX/XX/XXXX - The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV4_823		312897786	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXXX county in a disaster area (wildfires) on XX/XX/XXXX with a release date of XX/XX/XXXX  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX
XX/XX/XXXX  - CLeared; XX/XX/XXXX - Post disaster inspection confirms no property damage; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Non-Material to Material.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_823		312897786	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence of PITI for primary residence and REO properties were not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided CD's for refinance on REO properties.  Condition cleared.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Final CD's (signed and dated or stamped true and certified by title company) forXXX,XXX, and XXXX. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

MELLO_INV4_824		201768437	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXXX county in a disaster area (hurricane) on XX/XX/XXXX wiht a release date of XX/XX/XXXX The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX  years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

MELLO_INV4_824		201768437	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XXX/XXXXX - Borrower liabilities verified indicator is Partial. Missing evidence of PITI for property located at XXX or evidence current mortgage payment inludes taxes and insurance.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided property profile evidencing property is free and clear.  Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide propertifile for XXX evidencing property is free and clear. Condition remains.

Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXX

MELLO_INV4_824		201768437	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Liabilities Verified Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - CoBorrower liabilities verified indicator is Partial. Missing evidence of PITI payment for property located at XXXXX. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided verification of PITIA for REO property.  Condition cleared.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide final CD or documents utilized to verify PITI for XXXX. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

MELLO_INV4_825		201919649	$XXXXXX	XX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purpose only. ; XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
MELLO_INV4_825		201919649	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXXX county in a disaster area (wildfires) on XX/XX/XXXX with a release date of XX/XX/XXXX  The file does not contain an appraisal.   A Post Disaster Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
MELLO_INV4_825		201919649	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.; XX/XX/XXXX - Condition is for information purpose only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
MELLO_INV4_826		800795396	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial . Missing Evidence of HOA for XXXX,XXXX and XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOA documentation for properties. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
MELLO_INV4_826		800795396	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of X.X (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX;
																						XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end DTI of XXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXXX, Orig PITI of XXXX, Monthly debt of XXXX) exceeds the maximum allowable per AUS of XXX

MELLO_INV4_826		800795396	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Missing evidence of HOA forXXX, XXXX, and XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOA documentation for properties. Condition cleared.